Derivative warrant liability - Assumptions (Details)	Dec. 31, 2022 USD ($) $ / shares	Jul. 21, 2022 $ / shares USD ($)	Dec. 31, 2021 $ / shares USD ($)	Sep. 15, 2021 $ / shares USD ($)
Fair value (CAD)
Derivative warrant liability
Measurement input	0.02		1.12	1.93
Fair value (CAD) | PIPE
Derivative warrant liability
Measurement input	0.10	0.93
Share price (CAD)
Derivative warrant liability
Measurement input	0.36		3.11	4.43
Share price (CAD) | PIPE
Derivative warrant liability
Measurement input	0.36	1.41
Exercise price (CAD)
Derivative warrant liability
Measurement input	6.78		6.35	6.33
Exercise price (CAD) | PIPE
Derivative warrant liability
Measurement input	1.89	1.79
Expected volatility
Derivative warrant liability
Measurement input	75		64.7	62
Expected volatility | PIPE
Derivative warrant liability
Measurement input	77.1	69.9
Risk free rate
Derivative warrant liability
Measurement input	3.67		1.22	0.83
Risk free rate | PIPE
Derivative warrant liability
Measurement input	3.50	3.06
Expected life (years)
Derivative warrant liability
Measurement input | $	3.71		4.71	5.0
Expected life (years) | PIPE
Derivative warrant liability
Measurement input | $	4.55	5.0
Expected dividends
Derivative warrant liability
Measurement input	0		0	0
Expected dividends | PIPE
Derivative warrant liability
Measurement input	0	0